Fair value of assets and liabilities - Valuation techniques and range of unobservable inputs (Details) € in Millions	12 Months Ended
	Dec. 31, 2025 EUR (€) € / shares	Dec. 31, 2024 EUR (€) € / shares	Dec. 31, 2023 EUR (€)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	€ 133,157	€ 137,580
Financial assets at fair value through other comprehensive income	56,662	46,389
Financial liabilities at fair value through profit or loss	80,532	86,900
- Debt securities
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets at fair value through other comprehensive income	50,817	42,219
Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	11,435	10,734
Financial assets at fair value through other comprehensive income	307	270
Total financial assets	11,742	11,005	€ 9,118
Financial liabilities at fair value through profit or loss	802	770
Financial liabilities, at fair value	€ 802	€ 770	€ 729
Level 3 | - Debt securities | Price (%) | Minimum | Present value techniques
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage		95.85%
Level 3 | - Debt securities | Price (%) | Maximum | Present value techniques
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage		100.00%
Level 3 | - Debt securities | Price (price per share) | Minimum | Price based
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, price (in EUR per share) | € / shares	201	327
Level 3 | - Debt securities | Price (price per share) | Maximum | Price based
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, price (in EUR per share) | € / shares	412	520
Level 3 | Loans and advances
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	€ 1,978	€ 1,565
Financial liabilities at fair value through profit or loss	€ 0	€ 0
Level 3 | Loans and advances | Price (%) | Minimum | Price based
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	0.00%	0.00%
Level 3 | Loans and advances | Price (%) | Maximum | Price based
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	109.00%	107.00%
Level 3 | Loans and advances | Credit spread (bps) | Minimum | Present value techniques
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, basis point spread	0.0120	0.0576
Level 3 | Loans and advances | Credit spread (bps) | Maximum | Present value techniques
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, basis point spread	0.0709	0.0629
Level 3 | Loans and advances | Prepayment rate (%) | Minimum | Present value techniques
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, basis point spread	0.02	0.02
Level 3 | Loans and advances | Prepayment rate (%) | Maximum | Present value techniques
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, basis point spread	0.02	1
Level 3 | (Reverse) repos
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	€ 6,563	€ 5,050
Level 3 | (Reverse) repos | Interest rate (%) | Minimum | Present value techniques
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, basis point spread		0.02
Level 3 | (Reverse) repos | Interest rate (%) | Maximum | Present value techniques
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, basis point spread		0.02
Level 3 | Structured notes
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Financial liabilities at fair value through profit or loss	€ 15	€ 67
Level 3 | Structured notes | Price (%) | Minimum | Price based
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	96.00%	93.00%
Level 3 | Structured notes | Price (%) | Maximum | Price based
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	103.00%	104.00%
Level 3 | Structured notes | Equity volatility (%) | Minimum | Option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	18.00%
Level 3 | Structured notes | Equity volatility (%) | Maximum | Option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	22.00%
Level 3 | Structured notes | Equity/Equity correlation | Minimum | Option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, correlation	0.7	0.7
Level 3 | Structured notes | Equity/Equity correlation | Maximum | Option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, correlation	0.8	0.7
Level 3 | Structured notes | Equity/FX correlation | Minimum | Option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, correlation	(0.6)
Level 3 | Structured notes | Equity/FX correlation | Maximum | Option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, correlation	0.2
Level 3 | Structured notes | Dividend yield (%) | Minimum | Option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	0.40%
Level 3 | Structured notes | Dividend yield (%) | Maximum | Option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	1.90%
Level 3 | Structured notes | Prepayment rate (%) | Minimum | Present value techniques
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, basis point spread		0.9959
Level 3 | Structured notes | Prepayment rate (%) | Maximum | Present value techniques
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, basis point spread		1.0009
Level 3 | Derivatives at rates
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	€ 628	€ 413
Financial liabilities at fair value through profit or loss	€ 670	€ 389
Level 3 | Derivatives at rates | Interest rate volatility (bps) | Minimum | Option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, basis point spread	0.0045
Level 3 | Derivatives at rates | Interest rate volatility (bps) | Maximum | Option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, basis point spread	0.0091
Level 3 | Derivatives at rates | Reset spread (%) | Minimum | Present value techniques
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	1.00%	2.00%
Level 3 | Derivatives at rates | Reset spread (%) | Maximum | Present value techniques
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	1.00%	2.00%
Level 3 | Derivatives at foreign exchange
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	€ 2	€ 6
Financial liabilities at fair value through profit or loss	€ 4	€ 8
Level 3 | Derivatives at foreign exchange | Implied volatility (%) | Minimum | Option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	1.70%	2.00%
Level 3 | Derivatives at foreign exchange | Implied volatility (%) | Maximum | Option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	42.00%	15.00%
Level 3 | Derivative at credit
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	€ 134	€ 39
Financial liabilities at fair value through profit or loss	€ 48	€ 241
Level 3 | Derivative at credit | Price (%) | Minimum | Price based
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	0.00%	0.00%
Level 3 | Derivative at credit | Price (%) | Maximum | Price based
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	100.00%	100.00%
Level 3 | Derivative at credit | Credit spread (bps) | Minimum | Present value techniques
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, basis point spread	0.0010	0
Level 3 | Derivative at credit | Credit spread (bps) | Maximum | Present value techniques
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, basis point spread	0.0088	0.0091
Level 3 | Derivatives at equity
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	€ 7	€ 10
Financial liabilities at fair value through profit or loss	€ 46	€ 47
Level 3 | Derivatives at equity | Equity volatility (%) | Minimum | Option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	13.00%	7.00%
Level 3 | Derivatives at equity | Equity volatility (%) | Maximum | Option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	75.00%	81.00%
Level 3 | Derivatives at equity | Equity/Equity correlation | Minimum | Option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, correlation	0.0	0.0
Level 3 | Derivatives at equity | Equity/Equity correlation | Maximum | Option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, correlation	1.0	1.0
Level 3 | Derivatives at equity | Equity/FX correlation | Minimum | Option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, correlation	(0.7)	(0.6)
Level 3 | Derivatives at equity | Equity/FX correlation | Maximum | Option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, correlation	0.5	0.6
Level 3 | Derivatives at equity | Dividend yield (%) | Minimum | Option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	0.00%	0.00%
Level 3 | Derivatives at equity | Dividend yield (%) | Maximum | Option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	51.00%	33.00%
Level 3 | Other derivatives
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	€ 2	€ 6
Financial liabilities at fair value through profit or loss	€ 10	€ 9
Level 3 | Other derivatives | Price (price per share) | Minimum | Price based
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, correlation	66	68
Level 3 | Other derivatives | Price (price per share) | Maximum | Price based
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, correlation	66	68
Level 3 | Other derivatives | Commodity volatility (%) | Minimum | Option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	20.00%	13.10%
Level 3 | Other derivatives | Commodity volatility (%) | Maximum | Option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	76.00%	61.00%
Level 3 | Other derivatives | Com/FX correlation | Minimum | Option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, correlation	(0.25)	(0.40)
Level 3 | Other derivatives | Com/FX correlation | Maximum | Option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, correlation	(0.25)	(0.25)
Level 3 | Equity at FVOCI
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets at fair value through other comprehensive income	€ 307	€ 270
Level 3 | Equity at FVOCI | Price (%) | Minimum | Price based
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage		122.00%
Level 3 | Equity at FVOCI | Price (%) | Maximum | Price based
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage		122.00%
Level 3 | Equity at FVOCI | Price (price per share) | Minimum | Price based
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, price (in EUR per share)	126
Level 3 | Equity at FVOCI | Price (price per share) | Maximum | Price based
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, price (in EUR per share)	126
Level 3 | Equity at FVOCI | Credit spread (bps) | Minimum | Present value techniques
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, basis point spread	0.000515	0.000567
Level 3 | Equity at FVOCI | Credit spread (bps) | Maximum | Present value techniques
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, basis point spread	0.000515	0.000576
Level 3 | Equity at FVOCI | Interest rate (%) | Minimum | Present value techniques
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	2.50%	1.50%
Level 3 | Equity at FVOCI | Interest rate (%) | Maximum | Present value techniques
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	2.50%	3.50%
Level 3 | Equity at FVOCI | Payout ratio (%) | Minimum | Present value techniques
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	70.00%	70.00%
Level 3 | Equity at FVOCI | Payout ratio (%) | Maximum | Present value techniques
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	90.00%	90.00%
Level 3 | Equity securities
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	€ 187	€ 141
Level 3 | Equity securities | Price (price per share) | Minimum | Price based
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, price (in EUR per share) | € / shares	0	0
Level 3 | Equity securities | Price (price per share) | Maximum | Price based
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, price (in EUR per share) | € / shares	5,475	5,475
Level 3 | - Debt securities
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	€ 1,934	€ 3,504
Financial assets at fair value through other comprehensive income	0	0
Financial liabilities at fair value through profit or loss	€ 9	€ 10
Level 3 | - Debt securities | - Debt securities | Price (%) | Minimum | Price based
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	0.00%	0.00%
Level 3 | - Debt securities | - Debt securities | Price (%) | Maximum | Price based
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	103.00%	120.00%